Document and Entity Information	Apr. 02, 2026
Cover [Abstract]
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001498382
Document Type	8-K/A
Document Period End Date	Apr. 02, 2026
Entity Incorporation State Country Code	NV
Entity File Number	001-37823
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	(813)
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	HURA
Entity Emerging Growth Company	false
Amendment Description	On April 8, 2026, the Company filed a Current Report on Form 8-K (the “Prior Report”) to provide its unaudited pro forma condensed combined statement of operations for the year ended December 31, 2025 on a pro forma basis as if the Mergers had been consummated on January 1, 2025 (the “Prior Pro Formas”). The Company is filing this amendment to the Prior Report solely to amend the Prior Pro Formas to correct certain errors contained therein. Such revised pro formas are filed as Exhibit 99.1 to this amended Current Report, which replaces the Exhibit 99.1 filed with the Prior Report in its entirety. This amendment does not include any other updates or amendments to the Prior Report.